Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized		55,258,608	55,258,608
Redeemable convertible preferred stock, shares issued	0	661,059	661,059
Redeemable convertible preferred stock, shares outstanding	0	661,059	661,059
Redeemable convertible preferred stock, aggregate liquidation preference		$ 256,750	$ 244,107
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	8,790,764	5,792	5,773
Common stock, shares outstanding	8,790,764	5,792	5,773